Shareholders' equity (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of company’s shareholding structure is as follows
	As of
	September 30, 2022		December 31, 2021
	Number of shares	Participation	Number of shares with split effect	Participation
Controlling shareholders	558,665,102	41.43%	557,857,105	41.42%
Outstanding shares	789,667,564	58.57%	788,817,372	58.58%
Total	1,348,332,666	100.00%	1,346,674,477	100.00%

Schedule of option plan and compensation plan
		1st	Strike price on the grant	As of September 30, 2022
		exercise	date	Number of shares (in thousands)
Granted series	Grant date	date	(in reais)	Grantees	Exercised	Cancelled	Current
B8	5/31/2021	6/1/2024	0.01	363	(10)	(29)	324
C8	5/31/2021	6/1/2024	13.39	363	(10)	(29)	324
B9	5/31/2022	6/1/2025	0.01	2,163	-	-	2,163
C9	5/31/2022	6/1/2025	12.53	1,924	-	-	1,924
				4,813	(20)	(58)	4,735

Schedule of dilutive effect on options granted
For the nine-month period ended September 30, 2022
(in thousands)

Number of shares	1,348,332
Balance of effective stock options granted	4,735
Maximum percentage of dilution	0,35%

Schedule of weighted average fair value of options granted
	Shares (in thousands)	Weighted average of exercise price (R$)	Weighted average of remaining contractual term
On December 31, 2021	668	6.70	2.42

On September 30, 2022
Granted in the period	4,087	5.90
Exercised during the period	(20)	6.01
Outstanding at period end	4,735	6.01	2.78
Total to be exercised on September 30, 2022	4,735	6.01	2.78